Financial liabilities - OCEANE (Details) € / shares in Units, € in Thousands, $ in Millions								12 Months Ended			121 Months Ended
	Oct. 24, 2023 EUR (€) shares	Oct. 24, 2023 USD ($) shares	Aug. 24, 2023 EUR (€) € / shares	Feb. 22, 2023 € / shares shares	Dec. 31, 2022 EUR (€) € / shares	Sep. 07, 2022 € / shares shares	Jul. 30, 2021 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares	Jun. 21, 2024 € / shares	Mar. 28, 2024 € / shares	Nov. 02, 2023 € / shares	Aug. 20, 2023 € / shares	Apr. 01, 2022 € / shares	Dec. 31, 2021 EUR (€) € / shares
Disclosure of detailed information about borrowings [line items]
Capital increase from issuance of ordinary shares (in shares) | shares	20,325,500	20,325,500		20,000,000		5,530,000			40,325,500	5,530,000
Equity issuance, subscripion price per share (in euro per share) | € / shares				€ 6.50		€ 8.36
Capital increases	€ 223,300	$ 235.8						€ 0	€ 353,377	€ 46,231	€ 557,200
Net proceeds from the issuance of convertible bond loans								0	55,841	0
Repayments of convertible loan notes			€ 33,000					8,750	27,188	0
Derivative financial liabilities					€ 566			€ 4,786	€ 2,579	€ 566	€ 2,579						€ 9,932
Volatility
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities			1.00%		1.00%			1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Share price
Disclosure of detailed information about borrowings [line items]
Amount of reasonably possible increase in unobservable input, liabilities | € / shares			€ 1		€ 1			€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1
Risk-free rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities			1.00%		1.00%			1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Oceane
Disclosure of detailed information about borrowings [line items]
Fair value of convertible notes			€ 1,762		€ 142					€ 142
Oceane | Volatility
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			€ 80		€ 17
Oceane | Volatility | Monte Carlo model
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities			0.37		0.4401		0.53			0.4401
Oceane | Share price
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			€ 364		€ 97
Oceane | Share price | Monte Carlo model
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities | € / shares			16.74		6.18		31.50			6.18
Oceane | Risk-free rate
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			€ 121		€ 15
Oceane | Risk-free rate | Monte Carlo model
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities			0.0322		0.0305					0.0305
Oceane | Credit spread | Monte Carlo model
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities			0.1398		0.1475		0.1400			0.1475
Oceane
Disclosure of detailed information about borrowings [line items]
Proceeds from issuing shares and convertible loan notes							€ 85,000
Capital increase from issuance of ordinary shares (in shares) | shares							1,964,031
Equity issuance, subscripion price per share (in euro per share) | € / shares							€ 30.55
Capital increases							€ 60,000
Net proceeds from the issuance of convertible bond loans							€ 25,000
Borrowings, interest rate							6.00%
Number of shares subscribed per warrant (in shares) | shares							1
Conversion price per share (in euro per share) | € / shares							€ 38.19
Conversion price, VWAP, period							30 days
Repayments of convertible loan notes			€ 25,102						€ 25,000
Convertible loans notes							€ 17,839
Derivative financial liabilities							€ 7,161
Loss of extinguishment								€ 3,069
Oceane | After 18 months
Disclosure of detailed information about borrowings [line items]
Conversion price per share (in euro per share) | € / shares							€ 32.462
Conversion price, adjustment, period							18 months
Oceane | After 18 months | Minimum
Disclosure of detailed information about borrowings [line items]
Conversion price, percentage of initial price, threshold							85.00%
Oceane | After 24 months
Disclosure of detailed information about borrowings [line items]
Conversion price per share (in euro per share) | € / shares							€ 26.733
Conversion price, adjustment, period							24 months
Oceane | After 24 months | Minimum
Disclosure of detailed information about borrowings [line items]
Conversion price, percentage of initial price, threshold							70.00%
Oceane | After 36 months
Disclosure of detailed information about borrowings [line items]
Conversion price per share (in euro per share) | € / shares							€ 25.969
Conversion price, adjustment, period							36 months
Oceane | After 36 months | Minimum
Disclosure of detailed information about borrowings [line items]
Conversion price, percentage of initial price, threshold							68.00%